Schedule of Mining Equipment (Details) - USD ($)	2 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance beginning	$ 2,928,138
Deposits on equipment during the period
Equipment delivered during the period	(2,778,138)
Balance ending	150,000
Creek Road Miners Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance beginning		$ 7,613,230
Deposits on equipment during the period		2,132,730	7,613,230
Equipment delivered during the period		(5,072,280)
Balance ending		4,673,680	7,613,230
Cryptocurrency Miners [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance beginning	2,778,138
Deposits on equipment during the period
Equipment delivered during the period	(2,778,138)
Balance ending
Cryptocurrency Miners [Member] | Creek Road Miners Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance beginning		7,089,000
Deposits on equipment during the period		1,602,300	7,089,000
Equipment delivered during the period		(4,722,300)
Balance ending		3,969,000	7,089,000
Mobile Data Centers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance beginning	150,000
Deposits on equipment during the period
Equipment delivered during the period
Balance ending	$ 150,000
Mobile Data Centers [Member] | Creek Road Miners Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance beginning		524,230
Deposits on equipment during the period		530,430	524,230
Equipment delivered during the period		(349,980)
Balance ending		$ 704,680	$ 524,230